Other Current Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Legal fees	$ 400,000	$ 450,000
Audit fees		12,000
Miscellaneous fees	40,941	40,942
Accrued professional fees	440,941	502,942
Other miscellaneous fees		40,942
Customer deposits	$ 33,600